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[AIM LOGO APPEARS HERE]

A I M Advisors, Inc.
A subsidiary of A I M Management Group Inc.

   May 1, 1997


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Funds Group
        CIK No. 0000019034

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Funds Group ( the "Trust") that the forms of Prospectus and Statement of Additional Information relating to the Trust that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 72 is the most recent Amendment to the Trust's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 1997.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1604.

   Very truly yours,

   /s/ SAMUEL D. SIRKO

   Samuel D. Sirko
   Vice President,
   Assistant General Counsel,
   and Assistant Secretary

P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
713-626-1919